CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 ADS USD ($)	Dec. 31, 2014 ADS CNY	Dec. 31, 2013 ADS CNY	Dec. 31, 2012 ADS CNY	Dec. 31, 2014 Car rentals [Member] USD ($)	Dec. 31, 2014 Car rentals [Member] CNY	Dec. 31, 2013 Car rentals [Member] CNY	Dec. 31, 2012 Car rentals [Member] CNY	Dec. 31, 2014 Car services [Member] USD ($)	Dec. 31, 2014 Car services [Member] CNY	Dec. 31, 2013 Car services [Member] CNY	Dec. 31, 2012 Car services [Member] CNY
Net revenues:
Total net revenues	$ 137,182,926	851,165,186	566,394,387	450,085,202					$ 96,507,816	598,792,396	377,013,398	293,690,906	$ 40,675,110	252,372,790	189,380,989	156,394,296
Operating expenses:
Vehicle operating expenses	(115,833,319)	(718,699,414)	(526,446,044)	(432,447,657)
Selling and marketing expenses	(5,691,903)	(35,315,980)	(40,439,439)	(38,208,704)
General and administrative expenses	(21,294,752)	(132,125,421)	(112,416,394)	(94,431,599)
Other operating income	2,759,690	17,122,772	13,549,728	11,041,085
Total operating expenses	(140,060,284)	(869,018,043)	(665,752,149)	(554,046,875)
Loss from operations	(2,877,358)	(17,852,857)	(99,357,762)	(103,961,673)
Interest income	708,672	4,397,029	360,323	1,145,936
Interest expense	(12,400,098)	(76,937,649)	(50,880,171)	(66,635,720)
Other expenses, net	(135,432)	(840,303)	(1,108,275)	(1,046,232)
Loss before income taxes	(14,704,216)	(91,233,780)	(150,985,885)	(170,497,689)
Provision for income taxes	(308,103)	(1,911,657)	(1,228,145)	(5,212,399)
Net loss	(15,012,319)	(93,145,437)	(152,214,030)	(175,710,088)
Accretion of Convertible Redeemable Preferred Shares		(250,774,772)	(191,134,918)	(155,053,264)
Deemed contribution from preferred shareholders at extinguishment of convertible bonds			16,750,848
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory note			(44,163,640)
Modification of warrants			(1,021,523)
Net Loss attributable to common shareholders	(55,429,875)	(343,920,209)	(371,783,263)	(330,763,352)
Change in cumulative foreign currency translation adjustment, net of tax of nil	(876,352)	(5,437,415)	4,391,112	1,475,502
Comprehensive Income (Loss)	$ (15,888,671)	(98,582,852)	(147,822,918)	(174,234,586)
Weighted average number of common shares used in computing net loss per share
Basic	19,198,145	19,198,145	6,096,842	6,096,842
Diluted	19,198,145	19,198,145	6,096,842	6,096,842
Net loss per common share attributable to common shareholders
Basic	$ (2.89)	(17.91)	(60.98)	(54.25)	$ (5.78)	(35.82)	(121.96)	(108.50)
Diluted	$ (2.89)	(17.91)	(60.98)	(54.25)	$ (5.78)	(35.82)	(121.96)	(108.50)